Marketable Securities - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Debt Securities, Available-for-sale [Line Items]
Impairments to marketable securities or reserves for credit losses	$ 0
Marketable Debt Securities [Member]
Debt Securities, Available-for-sale [Line Items]
Debt securities considered to be an unrealized loss position		$ 0
Impairments to marketable securities or reserves for credit losses	0	0
Marketable securities, Accrued interest	200	$ 100
Maximum [Member] | Marketable Debt Securities [Member]
Debt Securities, Available-for-sale [Line Items]
Debt securities considered to be an unrealized loss position	$ 800